EARNINGS PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Year ended December 31,
	2025	2024	2023
Numerator for EPS:
Net Income	$16,822	$11,167	$4,672
Denominator for EPS:
Weighted average shares outstanding – basic	12,075,678	10,363,978	8,961,689
Dilutive shares	207,634	851,849	122,333
Weighted average shares outstanding – diluted	12,283,312	11,215,827	9,084,022
EPS:
Basic	$1.39	$1.08	$0.52
Diluted	$1.37	$1.00	$0.51